VANGUARD/(R)/ EXPLORER(TM) FUND



>  Prospectus



Investor Shares & Admiral(TM) Shares







April 29, 2008


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                                                            [SHIP] VANGUARD/(R)/
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This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2007.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents




Fund Profile                       1       Investing With Vanguard         24
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More on the Fund                   6       Purchasing Shares               24
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 The Fund and Vanguard            13       Converting Shares               27
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 Investment Advisors              13       Redeeming Shares                28
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 Dividends, Capital Gains, and    17       Exchanging Shares               32
 Taxes
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 Share Price                      19       Frequent-Trading Limits         32
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Financial Highlights              20       Other Rules You Should Know     34
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                                           Fund and Account Updates        38
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                                           Contacting Vanguard             40
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                                           Glossary of Investment Terms    42
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Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.


Share Class Overview
The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are not available for:

.. SIMPLE IRAs and 403(b)(7) custodial accounts;

.. Other retirement plan accounts receiving special administrative services from Vanguard; or

.. Accounts maintained by financial intermediaries, except in limited circumstances.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Fund Profile


Investment Objective
The Fund seeks to provide long-term capital appreciation.


Primary Investment Strategies

The Fund invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Fund's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors. For additional information on the Fund's investment strategies, please see More on the Fund.



Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

.. Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

.. Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Annual Total Return--Investor Shares
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                 BAR CHART RANGE: -40% to 60%
                     1998        3.52
                     1999       37.26
                     2000        9.22
                     2001        0.56
                     2002      -24.58
                     2003       44.25
                     2004       13.75
                     2005        9.28
                     2006        9.70
                     2007        5.06
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During the periods shown in the bar chart, the highest return for a calendar quarter was 29.99% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.73% (quarter ended September 30, 2001.)


Average Annual Total Returns for Periods Ended December 31, 2007
                                   1 Year           5 Years            10 Years
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Vanguard Explorer Fund
Investor Shares
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Return Before Taxes                 5.06%            15.62%               9.30%
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Return After Taxes on                3.17             14.47                7.66
Distributions
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Return After Taxes on
Distributions and Sale of            4.74             13.48                7.39
Fund Shares
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Vanguard Explorer Fund
Admiral Shares/1/
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Return Before Taxes                 5.26%            15.81%                  --
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Russell 2500 Growth Index
(reflects no deduction
for fees, expenses, or              9.69%            17.43%               6.62%
taxes)
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1 From the inception of the Fund's Admiral Shares on November 12, 2001, through December 31, 2007, the average annual total returns were 9.70% for the Admiral Shares and 9.54% for the Russell 2500 Growth Index.





Note on after-tax returns. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest marginal federal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and will differ for each share class in an amount approximately equal to the difference in expense ratios. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.



Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2007, adjusted to account for a subsequent change to the advisory structure.






Shareholder Fees
(Fees paid directly from your investment)
                                                                   Investor Shares      Admiral Shares
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Sales Charge (Load) Imposed on Purchases                           None                 None
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Purchase Fee                                                       None                 None
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Sales Charge (Load) Imposed on Reinvested Dividends                None                 None
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Redemption Fee                                                     None                 None
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Account Service Fee (for fund account balances below $10,000)      $20/Year/1/          --
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Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
                                                                   Investor Shares      Admiral Shares
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Management Expenses                                                0.39%                0.20%
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12b-1 Distribution Fee                                             None                 None
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Other Expenses                                                     0.03%                0.03%
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Total Annual Fund Operating Expenses                               0.42%                0.23%
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1 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.




                    1 Year   3 Years   5 Years    10 Years
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Investor Shares        $43      $135      $235       $530
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Admiral Shares          24        74       130        293
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These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


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 PLAIN TALK ABOUT FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Explorer Fund's expense ratios in the current fiscal year to be as follows: for Investor Shares, 0.42%, or $4.20 per $1,000 of average net assets; for Admiral Shares, 0.23%, or $2.30 per $1,000 of average net assets. The average small-cap growth fund had expenses in 2007 of 1.61%, or $16.10 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

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 PLAIN TALK ABOUT COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

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Additional Information
As of October 31, 2007
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Net Assets (all share classes)  $12.6 billion
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Investment Advisors             .AXA Rosenberg Investment Management LLC, Orinda, Calif.,
                                 since 2007

                                .Chartwell Investment Partners, L.P., Berwyn, Pa.,
                                 since 1997

                                .Granahan Investment Management, Inc., Waltham, Mass., since
                                 1990

                                .Kalmar Investment Advisers, Wilmington, Del., since 2005

                                .Wellington Management Company, LLP, Boston, Mass., since
                                 inception

                                .The Vanguard Group, Inc., Valley Forge, Pa., since 1997

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Dividends and Capital Gains     Distributed annually in December
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Suitable for IRAs               Yes
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                                Investor Shares                  Admiral Shares
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Inception Date                  December 11, 1967                November 12, 2001
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Minimum Initial Investment      $3,000                           $100,000
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Conversion Features             May be converted to Admiral      May be converted to Investor
                                Shares if you meet eligibility   shares if you are no longer
                                requirements                     eligible for Admiral Shares
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Newspaper Abbreviation          Explr                            ExplrAdml
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Vanguard Fund Number            24                               5024
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CUSIP Number                    921926101                        921926200
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Ticker Symbol                   VEXPX                            VEXRX
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More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


Market Exposure
The Fund focuses on companies that are considered small-cap by the Fund's advisors.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of October 31, 2007, was $2.9 billion.

Small-cap stocks tend to have greater volatility than large-cap stocks because, among other things, smaller companies often have fewer customers, financial resources, and products than larger firms. Such characteristics can make small-cap companies more sensitive to changing economic conditions. In addition, these companies typically provide little or no dividend income.



[FLAG] The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

U.S. Stock Market Returns
(1926-2007)
                     1 Year     5 Years   10 Years     20 Years
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Best                  54.2%       28.6%      19.9%        17.8%
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Worst                -43.1       -12.4       -0.8           3.1
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Average               12.2        10.4       11.1          11.4
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The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2007. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.4%, average returns for individual
 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

Keep in mind that the Fund focuses on the stocks of smaller companies. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--the large-cap stocks found in the S&P 500 Index. This volatility is due to several factors, including less-certain growth and dividend prospects for smaller companies.



[FLAG] The Fund is subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

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 PLAIN TALK ABOUT GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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Security Selection

The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

These advisors employ active investment management methods, which means that securities are bought and sold according to the advisors' evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when it is no longer as attractive as an alternative investment.

Each advisor uses a different process to select securities for its portion of the Fund's assets; however, each is committed to buying stocks of small companies that, in the advisor's opinion, have strong growth potential.


Granahan Investment Management, Inc. (Granahan), which manages approximately 22% of the Fund's assets, groups securities into three categories as part of its selection process. The first category, "core growth," emphasizes companies that have a well-known or established product or service and, as a result, have a proven record of growth and a strong market position. The second category, "pioneers," is made up of companies that offer unique products or services, technologies that may lead to new products, or expansion into new markets. Granahan judges "pioneer" stocks based on their estimated growth potential compared with market value. The third category, "special situation," includes companies that lack a record of strong growth but that, in Granahan's view, are both undervalued in the market and likely to grow in the next few years. "Core growth" stocks generally make up 35% to 70% of the advisor's share of Fund assets, with the other two categories generally at 10% to 35% each.

Wellington Management Company, LLP (Wellington Management), which manages approximately 14% of the Fund's assets, uses research and analysis of individual companies to select stocks that the advisor feels have exceptional growth potential relative to their valuations in the marketplace. Wellington Management considers each stock individually before purchase, and continually monitors developments at these companies for comparison with the advisor's expectations for growth. To help limit risk, the portfolio is broadly diversified both by number of stocks and by exposure to a range of industries.

Kalmar Investment Advisers (Kalmar), which manages approximately 14% of the Fund's assets, is a research-driven investment firm that is entirely focused on the management of "growth-with-value" smaller-cap equity portfolios. Kalmar believes that there is a high-reward and low-risk anomaly offered by the equity market in the stocks of solid, well-managed, rapidly growing smaller companies that are not fully on the radar screen of most institutional growth managers. Through independent fundamental research, Kalmar attempts to discover such companies, buy them at undervalued levels, and own them for the longer term. Kalmar searches for companies that it believes have the following characteristics: strong products, strong balance sheets, attractive financial returns, conservative accounting, and superior management with the ability to deliver positive results.

AXA Rosenberg Investment Management LLC (AXA Rosenberg), which manages approximately 13% of the Fund's assets, constructs a portfolio of common stocks based on fundamental analysis using a two-part quantitative model: a valuation model and an earnings forecast model. The valuation model seeks to identify the fair value of a stock using a sum-of-the-parts technique. The sum of a company's parts is then compared to the current stock price to determine whether the stock appears to be under- or over-valued by the market. The earnings forecast model seeks to identify companies that are expected to have superior earnings over the next year. A mix of fundamental indicators (e.g., profitability measures) and indicators from market participants (e.g., analyst forecasts) is combined to generate a forecast of next year's earnings for a company. The output of the two models is combined to form a single predicted return for each company that AXA Rosenberg covers. The predicted returns are fed into a risk model that maximizes the portfolio's expected return while minimizing common factor differences versus the benchmark index. Each stock is compared with its next-best alternative, taking into account round-trip trading costs. AXA Rosenberg optimizes its portfolio against the Russell 2500 Growth Index, the benchmark for the Fund.

Chartwell Investment Partners, L.P. (Chartwell), which manages approximately 9% of the Fund's assets, uses a research-driven process to choose stocks judged to have exceptional growth potential and reasonable prices. After considering each stock individually before purchase, Chartwell constantly monitors the characteristics of its holdings as a group by using computerized techniques.

The Vanguard Group, Inc. (Vanguard), which manages approximately 24% of the Fund's assets, constructs a broadly diversified portfolio of small-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The advisor selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their small-cap domestic growth peers. Vanguard implements its stock selection process through the use of proprietary software programs that compare thousands of securities at a time.

In addition, Vanguard manages approximately 4% of the Fund's assets, by investing in stock index futures and/or shares of exchange-traded funds. For more details, see Other Investment Policies and Risks.




[FLAG] The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Fund is generally managed without regard to tax ramifications.


Other Investment Policies and Risks
Besides investing in common stocks of growth companies, the Fund may make other kinds of investments to achieve its objective.

Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 25% of its assets this way. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest up to 15% of its net assets in restricted securities with limited marketability or in other illiquid securities.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

Vanguard typically invests a small portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock index funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund's transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

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 PLAIN TALK ABOUT DERIVATIVES

 Derivatives can take many forms. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value.

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Cash Management

The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures

The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.


In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies--for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments--in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.



Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF(TM) Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

.. Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund's operation or performance or because of a history of frequent trading by the investor.

.. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

.. Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.


Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.


Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for small growth funds was approximately 119%, as reported by Morningstar, Inc., on October 31, 2007.

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 PLAIN TALK ABOUT TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

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The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $1.2 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

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 PLAIN TALK ABOUT VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.

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Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund's assets, subject to the supervision and oversight of Vanguard and the Fund's board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.


.. Granahan Investment Management, Inc., 275 Wyman Street, Waltham, MA 02451, is an investment advisory firm founded in 1985. As of October 31, 2007, Granahan managed approximately $4.2 billion in assets.


.. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; is a Massachusetts limited liability partnership. Wellington Management is an investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2007, Wellington Management had investment management authority with respect to approximately $617 billion in assets.

.. AXA Rosenberg Investment Management LLC, 4 Orinda Way, Building E, Orinda, CA 94563, is an investment advisory firm founded in 1985. As of October 31, 2007, AXA Rosenberg managed approximately $145 billion in assets.

.. Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807, is an investment advisory firm founded in 1996. As of October 31, 2007, Kalmar, together with its parent company, Kalmar Investments Inc., founded in 1982, managed approximately $3 billion in small-cap and small-/mid-cap assets.

.. Chartwell Investment Partners, L.P., 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, is an investment advisory firm founded in 1997. As of October 31, 2007, Chartwell managed approximately $6.2 billion in assets.

.. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2007, Vanguard served as advisor for approximately $1 trillion in assets.


The Fund pays five of its investment advisors--Granahan, Wellington Management, AXA Rosenberg, Kalmar, and Chartwell--on a quarterly basis. Each advisor receives a base fee based on certain annual percentage rates applied to average daily net assets managed by the advisor during the most recent fiscal quarter. The quarterly fee paid to each advisor may be increased or decreased based on the advisor's performance compared with that of a benchmark index. For these purposes, the cumulative total return of each advisor's portion of the Fund is compared with that of the Russell 2500 Growth Index over a trailing 36-month period.


Vanguard's performance is also evaluated against the Russell 2500 Growth Index. Vanguard provides services to the Fund on an at-cost basis.

For the fiscal year ended October 31, 2007, the advisory fees and expenses represented an effective annual rate of 0.17% of the Fund's average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.


For a discussion of why the board of trustees approved the Fund's investment advisory arrangements, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.


George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Joel M. Dickson, Ph.D., is head of Active Quantitative Equity Management and Principal of Vanguard. He has direct oversight responsibility for all active quantitative equity portfolios managed by Vanguard's Quantitative Equity Group. He has been with Vanguard since 1996 and has managed investment portfolios since 2003. He received his A.B. in Economics from Washington University in St. Louis and a Ph.D. in Economics from Stanford University.

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 PLAIN TALK ABOUT THE FUND'S PORTFOLIO MANAGERS

 The managers primarily responsible for the day-to-day management of the Fund are:

 John J. Granahan, CFA, Founder and President of Granahan. He has worked in investment management since 1960; has been with Granahan since 1985; and has managed a portion of the Fund since 1990. Education: B.A., St. Joseph's University; Graduate Fellow of Catholic University of America.

 Kenneth L. Abrams, Senior Vice President, and Equity Portfolio Manager at Wellington Management. He has worked in investment management with Wellington Management since 1986 and has managed a portion of the Fund since 1994.
 Education: B.A. and M.B.A., Stanford University.

William E. Ricks, Americas Chief Executive and Chief Investment Officer at AXA Rosenberg. He has worked in investment management with AXA Rosenberg since 1989; including trading, operations, portfolio engineering, and portfolio construction; and has managed a portion of the Fund since June 2007. Education:
B.S., University of New Orleans; Ph.D., University of California, Berkeley.

 Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has managed equity funds since 1984 and has co-managed a portion of the Fund since 1997.
 Education: B.S., State University of New York; M.B.A., University of Pennsylvania.

 John Heffern, Managing Partner at Chartwell. He has worked in investment management since 1988, has been with Chartwell since 2005, and has co-managed a portion of the Fund since 2006. Education: B.S. and M.B.A., University of North Carolina at Chapel Hill.

 Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has worked in investment management since 1967; founded Kalmar Investments Inc., the parent company of Kalmar, in 1982; and has managed a portion of the Fund since 2005. Education: B.A., Yale University; M.B.A., Columbia University.

 James D. Troyer, CFA, Principal of Vanguard. He has worked in investment management since 1979; has been with Vanguard since 1989; and has managed a portion of the Fund since 2006. Education: A.B., Occidental College.

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The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.

Dividends, Capital Gains, and Taxes


Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

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 PLAIN TALK ABOUT DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.

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Basic Tax Points
Vanguard will send you a statement each year showing the tax status of all your distributions. Investors in taxable accounts should be aware of the following basic tax points:

.. Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

.. Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

.. Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income," if any, distributed by the Fund.

.. Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

.. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

.. A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

.. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

.. Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

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 PLAIN TALK ABOUT "BUYING A DIVIDEND"

 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.

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General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

.. Provide us with your correct taxpayer identification number;

.. Certify that the taxpayer identification number is correct; and

.. Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.


When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.


Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


Financial Highlights

The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access the report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.

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 PLAIN TALK ABOUT HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

 This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2007 with a net asset value (price) of $80.26 per share. During the year, each Investor Share earned $0.362 from investment income (interest and dividends) and $11.052 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.32 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $83.93, reflecting earnings of $11.414 per share and distributions of $7.744 per share. This was an increase of $3.67 per share (from $80.26 at the beginning of the year to $83.93 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 15.31% for the year.

 As of October 31, 2007, the Investor Shares had approximately $8.94 billion in net assets. For the year, the expense ratio was 0.41% ($4.10 per $1,000 of net assets), and the net investment income amounted to 0.44% of average net assets. The Fund sold and replaced securities valued at 90% of its net assets.

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Explorer Fund Investor Shares
                                                                                                 Year Ended October 31,
                                               ------------------------------------------------------------------------
                                                       2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $80.26         $76.67         $67.01         $63.17         $44.60
-----------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                           .362           .302           .111          (.05)         (.012)
-----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
on Investments                                       11.052          9.724          9.622           3.89         18.587
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     11.414         10.026          9.733           3.84         18.575
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Distributions
-----------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income                 (.320)         (.230)             --             --         (.005)
-----------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains           (7.424)        (6.206)          (.073)            --             --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (7.744)        (6.436)          (.073)            --         (.005)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $83.93         $80.26          $76.67        $67.01         $63.17
-----------------------------------------------------------------------------------------------------------------------

Total Return(1)                                      15.31%         13.59%          14.53%         6.08%         41.65%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)                 $8,937         $8,517         $7,836         $7,302         $5,662
-----------------------------------------------------------------------------------------------------------------------

Ratio of Total Expenses to Average Net Assets(2)      0.41%          0.46%           0.51%         0.57%          0.72%
-----------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average
Net Assets                                            0.44%          0.36%           0.16%        (0.11%)       (0.08%)
-----------------------------------------------------------------------------------------------------------------------
Turnover Rate                                           90%            96%             80%            82%           77%
-----------------------------------------------------------------------------------------------------------------------

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%),
(0.01%), 0.02%, and 0.07%.




Explorer Fund Admiral Shares
                                                                                               Year Ended October 31,
                                                   ------------------------------------------------------------------
                                                      2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $74.82         $71.47         $62.37         $58.71        $41.43
---------------------------------------------------------------------------------------------------------------------
Investment Operations
---------------------------------------------------------------------------------------------------------------------
Net Investment Income                                 .478           .422           .215            .04          .064
---------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)             10.299          9.050          8.953           3.62        17.259
on Investments
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    10.777          9.472          9.168           3.66        17.323
---------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income                (.437)         (.346)             --             --         (.043

---------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains          (6.910)        (5.776)         (.068)          --               --

---------------------------------------------------------------------------------------------------------------------
Total Distributions                                (7.347)        (6.122)         (.068)          --           (.043)

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $78.25         $74.82         $71.47         $62.37        $58.71

---------------------------------------------------------------------------------------------------------------------

Total Return                                        15.53%         13.79%         14.70%          6.23%         41.85
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)                $3,652         $3,264         $2,402         $1,161          $721
---------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net Assets/1/     0.23%          0.28%          0.34%          0.43%         0.57%
---------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average
Net Assets                                           0.62%          0.54%          0.33%          0.04%         0.05%
---------------------------------------------------------------------------------------------------------------------
Turnover Rate                                          90%            96%            80%            82%           77%
---------------------------------------------------------------------------------------------------------------------

1 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), (0.01%), 0.02%, and 0.07%.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders. Please call or check online for current information.

Each fund you hold in an account is a separate "fund account." For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts--and this is true even if you hold the same fund in multiple accounts.


Purchasing Shares

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


Account Minimums for Investor Shares

To open and maintain an account.  $3,000.


To add to an existing account. $50 by Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment
Plan).


Account Minimums for Admiral Shares

To open and maintain an account. $100,000 for new investors. Shareholders who are registered on Vanguard.com, have held shares of the Fund for ten years, and have $50,000 or more in the same Fund account are eligible to convert their Investor Shares to Admiral Shares. See Converting Shares. Institutional clients should contact Vanguard for information on special rules that may apply to them.


To add to an existing account. $50 by Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment
Plan).


How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your purchase request.


Online. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (using the proceeds from the redemption of shares from one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also request a purchase of shares by wire, by electronic bank transfer, or by an exchange. See Contacting Vanguard.


By mail. You may send your account registration form and check to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement) or with a deposit slip (available online). You may also send a written request to Vanguard to add to a fund account or to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.


How to Pay For a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money held in a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or whenever you wish. Your purchase request can be initiated online, by telephone, or by mail.


By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.


By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard--xx). For a list of Fund numbers (for share classes in this prospectus), see Contacting Vanguard.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares from another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.


Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan:
Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment
Plan: If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date will be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Other Purchase Rules You Should Know

Admiral Shares.  Please note that Admiral Shares are not available for:

.. SIMPLE IRAs and 403(b)(7) custodial accounts;

.. Other retirement plan accounts receiving special administrative services from Vanguard; or

.. Accounts maintained by financial intermediaries, except in limited circumstances.

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund's operation or performance.


Large purchases. Please call Vanguard before attempting to invest a large dollar amount.


No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.


Converting Shares

When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the "new" shares you receive equals the dollar value of the "old" shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.


Trade Date
The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.


Conversions From Investor Shares to Admiral Shares

Self-directed conversions. If your account balance in the Fund is at least $100,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares. You can make conversion requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Contacting Vanguard.


Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $100,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion.


Tenure conversions. You are eligible for a tenure conversion from Investor Shares to Admiral Shares if you have had an account in the Fund for ten years, that account balance is at least $50,000, and you are registered with Vanguard.com. You may request a tenure conversion online, by telephone or by mail.


Mandatory Conversions to Investor Shares
If an account no longer meets the balance requirements for Admiral Shares, Vanguard may automatically convert the shares in the account to Investor Shares. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs.


Redeeming Shares


How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before placing your redemption request.


Online. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption from another Vanguard fund) through our website at www.vanguard.com if you are a registered user.

By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.


By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.


How to Receive Redemption Proceeds


By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan--$50 minimum) or whenever you wish ($100 minimum). Your transaction can be initiated online, by telephone, or by mail.



By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.


By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, normally within two business days of your trade date.


Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day.)


For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

 . Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds will leave Vanguard by the close of business on the next business day.

 . Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:
Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal
Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date generally will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would negatively affect the fund's operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.


Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.


Share certificates. If you hold shares in certificates, those shares cannot be redeemed, exchanged, or converted until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.


Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to make online and telephone redemptions. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.



Payment to a different person or address. At your request, we can make your redemption check payable or wire your redemption proceeds, to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.




No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.



Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (a business day) at the time an exchange request is received in good order, the trade date will generally be the same day. See Other Rules You Should Know--Good Order for additional information on all transaction requests.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard Retirement Investment Program pooled plans, the policy applies to exchanges made by participants online or by phone.


The policy does not apply to the following:


.. Purchases of shares with reinvested dividend or capital gains distributions.

.. Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.

.. Redemptions of shares to pay fund or account fees.

.. Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Wire transactions and transaction requests submitted by fax are not mail transactions and are subject to the policy.)

.. Transfers and re-registrations of shares within the same fund.

.. Purchases of shares by asset transfer or direct rollover.

.. Conversions of shares from one share class to another in the same fund.

.. Checkwriting redemptions.

.. Section 529 college savings plans.

.. Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard's funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans that are not served by Vanguard Small Business Services, the frequent-trading policy does not apply to:

.. Purchases of shares with participant payroll or employer contributions or loan repayments.

.. Purchases of shares with reinvested dividend or capital gains distributions.

.. Distributions, loans, and in-service withdrawals from a plan.

.. Redemptions of shares as part of a plan termination or at the direction of the plan.

.. Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

.. Redemptions of shares to pay fund or account fees.

.. Share or asset transfers or rollovers.

.. Re-registrations of shares.

.. Conversions of shares from one share class to another in the same fund.


.. Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax or wire are not mail requests and remain subject to the policy.



Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client's accounts the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities in the Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Other Rules You Should Know


Prospectus and Shareholder Report Mailings
Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.


Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.



Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "Account Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.



Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

.. Authorization to act on the account (as the account owner or by legal documentation or other means).

.. Account registration and address.

.. Fund name and account number, if applicable.

.. Other information relating to the caller, the account holder, or the account.


Subject to revision. For any or all shareholders, we reserve the right, at any time and without prior notice, to revise, suspend, or terminate the privilege to transact or communicate with Vanguard by telephone.


Good Order
We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

.. The fund name and account number.

.. The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

.. Signatures of all registered owners.

.. Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

.. Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.


Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.

Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.

Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.


Account Service Fee
For most shareholders, Vanguard deducts a $20 account service fee from all fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts. The fee will be assessed on fund accounts in all Vanguard funds, regardless of a fund's minimum investment amount. The account service fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on Vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

.. Money market sweep accounts held through Vanguard Brokerage Services/(R)/.

.. Accounts held through intermediaries.

.. Accounts held by Voyager, Voyager Select, and Flagship clients. Membership is based on total household assets held at Vanguard, with a minimum of $100,000 to qualify for Vanguard Voyager Services/TM/, $500,000 for Vanguard Voyager Select Services/TM/, and $1 million for Vanguard Flagship Services/TM/. Vanguard determines membership by aggregating assets of all eligible accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in

Vanguard mutual funds, Vanguard ETFs/TM/, annuities through Vanguard, the Vanguard 529 Plan, certain small-business accounts, and employer-sponsored retirement plans for which Vanguard provides recordkeeping services.

.. Participant accounts in employer-sponsored defined contribution plans (other than those served by the Vanguard Small Business Services Department, which are subject to various fee structures). Please consult your enrollment materials for the rules that apply to your account.

.. Section 529 college savings plans.


Low-Balance Accounts The Fund reserves the right, without prior notice, to liquidate any investment-only retirement-plan fund account or any nonretirement fund account whose balance falls below the Investor Shares minimum initial investment for any reason, including market fluctuation. Shares redeemed in accordance with this policy will be subject to applicable redemption fees.


Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.



Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates


Confirmation Statements
We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividends or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.


Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.


Tax Statements
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax forms. These tax forms show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard Explorer Fund twice a year, in June and December. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

.. Performance assessments and comparisons with industry benchmarks.

.. Reports from the advisors.

.. Financial statements with listings of Fund holdings.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

Contacting Vanguard


Web

Vanguard.com            For the most complete source of Vanguard news
24 hours a day, 7 days  For fund, account, and service information
a week                  For most account transactions
                        For literature requests
----------------------------------------------------------------------------------------
Phone

----------------------------------------------------------------------------------------
Vanguard                For automated fund and account information
Tele-Account/(R)   /    For exchange transactions (subject to limitations)
800-662-6273            Toll-free, 24 hours a day, 7 days a week
(ON-BOARD)
----------------------------------------------------------------------------------------
Investor Information    For fund and service information
800-662-7447 (SHIP)     For literature requests
(Text telephone for     Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
people with hearing     Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
impairment at
800-952-3335)
----------------------------------------------------------------------------------------
Client Services         For account information
800-662-2739 (CREW)     For most account transactions
(Text telephone for     Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
people with hearing     Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
impairment at
800-749-7273)
----------------------------------------------------------------------------------------
Admiral Service Center  For Admiral account information
888-237-9949            For most Admiral transactions
                        Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
                        Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
----------------------------------------------------------------------------------------
Institutional Division  For information and services for large institutional investors
888-809-8102            Business hours only
                        : Monday-Friday, 8:30 a.m. to 9 p.m.,
                        Eastern time
----------------------------------------------------------------------------------------
Intermediary Sales      For information and services for financial intermediaries
Support                 including broker-dealers, trust institutions, insurance
800-997-2798            companies, and financial advisors
                        Business hours only: Monday-Friday, 8:30 a.m. to
                        7 p.m.,Eastern time
----------------------------------------------------------------------------------------

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.



Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
----------------------------------------------------------------------
Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
----------------------------------------------------------------------
Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
----------------------------------------------------------------------




Fund Numbers
Please use the specific fund number when contacting us:


---------------------------------------------------------------------
                                    Investor Shares  Admiral Shares
Vanguard Explorer Fund                           24            5024
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Vanguard, Vanguard.com, Connect with Vanguard, Plain Talk, Admiral, Vanguard Tele-Account, Tele-Account, Vanguard ETF, Vanguard ETFs, Vanguard Small Business Online, Vanguard Brokerage Services, Vanguard Voyager Services, Voyager, Vanguard Voyager Select Services, Voyager Select, Vanguard Flagship Services, Flagship, and the ship logo are trademarks of The Vanguard Group, Inc. CFA/(R)/ is a trademark owned by CFA Institute. All other marks are the exclusive property of their respective owners.

Glossary of Investment Terms


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Country Risk. The chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries.


Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Growth Fund. A mutual fund that emphasizes stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.


Investment Advisor. An organization that is responsible for making the day-to-day decisions regarding a fund's investments.


Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Value Fund. A mutual fund that emphasizes stocks whose prices typically are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                               [SHIP] VANGUARD/(R)/
                                               P.O. Box 2600
                                               Valley Forge, PA 19482-2600





CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard Explorer Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 800-662-7447 (SHIP)
Text telephone for people with hearing impairment: 800-952-3335
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone: 800-662-2739 (CREW)
Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-1530


(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.


P024 042008

Vanguard/(R)/ Explorer(TM) Fund


>  Prospectus



Investor Shares for Participants




April 29, 2008



-------------------------------------------------------------------------------
                                                           [SHIP] VANGUARD/(R)/
-------------------------------------------------------------------------------

This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2007.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

-------------------------------------------------------------------------------
Fund Profile              1        Financial Highlights                      19
-------------------------------------------------------------------------------
More on the Fund          5        Investing With Vanguard                   22
-------------------------------------------------------------------------------
 The Fund and Vanguard    13       Accessing Fund Information by Computer    25
-------------------------------------------------------------------------------
 Investment Advisors      14       Glossary of Investment Terms              26
-------------------------------------------------------------------------------
 Dividends, Capital
 Gains, and Taxes         17
-------------------------------------------------------------------------------
 Share Price              17
-------------------------------------------------------------------------------





Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund's Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 800-662-7447.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Fund Profile


Investment Objective
The Fund seeks to provide long-term capital appreciation.


Primary Investment Strategies

The Fund invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Fund's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors. For additional information on the Fund's investment strategies, please see More on the Fund.



Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

.. Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

.. Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of relevant market index. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Return--Investor Shares
------------------------------------------------------------

                 BAR CHART RANGE: -40% to 60%
                     1998        3.52
                     1999       37.26
                     2000        9.22
                     2001        0.56
                     2002      -24.58
                     2003       44.25
                     2004       13.75
                     2005        9.28
                     2006        9.70
                     2007        5.06
------------------------------------------------------------



During the periods shown in the bar chart, the highest return for a calendar quarter was 29.99% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.73% (quarter ended September 30, 2001).



Average Annual Total Returns for Periods Ended December 31, 2007

                                              1 Year   5 Years  10 Years
------------------------------------------------------------------------
Vanguard Explorer Fund Investor Shares         5.06%     15.62%    9.30%
------------------------------------------------------------------------
Russell 2500 Growth Index
(reflects no deduction for fees or expenses)   9.69%     17.43%    6.62%
------------------------------------------------------------------------



Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2007, adjusted to account for a subsequent change to the Fund's advisory structure.

Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.39%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.03%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.42%
-------------------------------------------------------------------------





The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.




1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$43           $135          $235          $530
--------------------------------------------------------





This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

-------------------------------------------------------------------------------

 PLAIN TALK ABOUT FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Explorer Fund Investor Shares' expense ratio in the current fiscal year to be 0.42%, or $4.20 per $1,000 of average net assets. The average small-cap growth fund had expenses in 2007 of 1.61%, or $16.10 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

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 PLAIN TALK ABOUT COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

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Additional Information
As of October 31, 2007
-------------------------------------------------------------------------------------------
Net Assets (all share classes)  $12.6 billion
-------------------------------------------------------------------------------------------
Investment Advisors             .AXA Rosenberg Investment Management LLC, Orinda, Calif.,
                                 since 2007


                                .Chartwell Investment Partners, L.P., Berwyn, Pa.,
                                 since 1997


                                .Granahan Investment Management, Inc., Waltham, Mass.,
                                 since 1990


                                .Kalmar Investment Advisers, Wilmington, Del., since 2005


                                .Wellington Management Company, LLP, Boston, Mass., since
                                 inception


                                .The Vanguard Group, Inc., Valley Forge, Pa., since 1997
-------------------------------------------------------------------------------------------
Dividends and Capital Gains     Distributed annually in December
-------------------------------------------------------------------------------------------
Inception Date                  December 11, 1967
-------------------------------------------------------------------------------------------
Newspaper Abbreviation          Explr
-------------------------------------------------------------------------------------------
Vanguard Fund Number            24
-------------------------------------------------------------------------------------------
CUSIP Number                    921926101
-------------------------------------------------------------------------------------------
Ticker Symbol                   VEXPX
-------------------------------------------------------------------------------------------

More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Market Exposure
The Fund focuses on companies that are considered small-cap by the Fund's advisors.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of October 31, 2007, was $2.9 billion.

Small-cap stocks tend to have greater volatility than large-cap stocks because, among other things, smaller companies often have fewer customers, financial resources, and products than larger firms. Such characteristics can make small-cap companies more sensitive to changing economic conditions. In addition, these companies typically provide little or no dividend income.



[FLAG] The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


U.S. Stock Market Returns
(1926-2007)
                     1 Year     5 Years   10 Years     20 Years
---------------------------------------------------------------
Best                  54.2%       28.6%      19.9%        17.8%
---------------------------------------------------------------
Worst                -43.1       -12.4       -0.8           3.1
---------------------------------------------------------------
Average               12.2        10.4       11.1          11.4
---------------------------------------------------------------



The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2007. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.4%, average returns for individual
 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

Keep in mind that the Fund focuses on the stocks of smaller companies. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--the large-cap stocks found in the S&P 500 Index. This volatility is due to several factors, including less-certain growth and dividend prospects for smaller companies.



[FLAG] The Fund is subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

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 PLAIN TALK ABOUT GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

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Security Selection
The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

These advisors employ active investment management methods, which means that securities are bought and sold according to the advisors' evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when it is no longer as attractive as an alternative investment.

Each advisor uses a different process to select securities for its portion of the Fund's assets; however, each is committed to buying stocks of small companies that, in the advisor's opinion, have strong growth potential


Granahan Investment Management, Inc. (Granahan), which manages approximately 22% of the Fund's assets, groups securities into three categories as part of its selection process. The first category, "core growth," emphasizes companies that have a well-known or established product or service and, as a result, have a proven record of growth and a strong market position. The second category, "pioneers," is made up of companies that offer unique products or services, technologies that may lead to new products, or expansion into new markets. Granahan judges "pioneer" stocks based on their estimated growth potential compared with market value. The third category, "special situation," includes companies that lack a record of strong growth but that, in Granahan's view, are both undervalued in the market and likely to grow in the next few years. "Core growth" stocks generally make up 35% to 70% of the advisor's share of Fund assets, with the other two categories generally at 10% to 35% each.

Wellington Management Company, LLP (Wellington Management), which manages approximately 14% of the Fund's assets, uses research and analysis of individual companies to select stocks that the advisor feels have exceptional growth potential relative to their valuations in the marketplace. Wellington Management considers each stock individually before purchase, and continually monitors developments at these companies for comparison with the advisor's expectations for growth. To help limit risk, the portfolio is broadly diversified both by number of stocks and by exposure to a range of industries.

Kalmar Investment Advisers (Kalmar), which manages approximately 14% of the Fund's assets, is a research-driven investment firm that is entirely focused on the management of "growth-with-value" smaller-cap equity portfolios. Kalmar believes that there is a high-reward and low-risk anomaly offered by the equity market in the stocks of solid, well-managed, rapidly growing smaller companies that are not fully on the radar screen of most institutional growth managers. Through independent fundamental research, Kalmar attempts to discover such companies, buy them at undervalued levels, and own them for the longer term. Kalmar searches for companies that it believes have the following characteristics: strong products, strong balance sheets, attractive financial returns, conservative accounting, and superior management with the ability to deliver positive results.

AXA Rosenberg Investment Management LLC (AXA Rosenberg), which manages approximately 13% of the Fund's assets, constructs a portfolio of common stocks based on fundamental analysis using a two-part quantitative model: a valuation model and an earnings forecast model. The valuation model seeks to identify the fair value of a stock using a sum-of-the-parts technique. The sum of a company's parts is then compared to the current stock price to determine whether the stock appears to be under- or over-valued by the market. The earnings forecast model seeks to identify companies that are expected to have superior earnings over the next year. A mix of fundamental indicators (e.g., profitability measures) and indicators from market participants (e.g., analyst forecasts) is combined to generate a forecast of next year's earnings for a company. The output of the two models is combined to form a single predicted return for each company that AXA Rosenberg covers. The predicted returns are fed into a risk model that maximizes the portfolio's expected return while minimizing common factor differences versus the benchmark index. Each stock is compared with its next-best alternative, taking into account round-trip trading costs. AXA Rosenberg optimizes its portfolio against the Russell 2500 Growth Index, the benchmark for the Fund.

Chartwell Investment Partners, L.P. (Chartwell), which manages approximately 9% of the Fund's assets, uses a research-driven process to choose stocks judged to have exceptional growth potential and reasonable prices. After considering each stock individually before purchase, Chartwell constantly monitors the characteristics of its holdings as a group by using computerized techniques.

The Vanguard Group, Inc. (Vanguard), which manages approximately 24% of the Fund's assets, constructs a broadly diversified portfolio of small-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The advisor selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their small-cap domestic growth peers. Vanguard implements its stock selection process through the use of proprietary software programs that compare thousands of securities at a time.

In addition, Vanguard manages approximately 4% of the Fund's assets, by investing in stock index futures and/or shares of exchange-traded funds. For more details, see Other Investment Policies and Risks.



[FLAG] The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


The Fund is generally managed without regard to tax ramifications.

Other Investment Policies and Risks
Besides investing in common stocks of growth companies, the Fund may make other kinds of investments to achieve its objective.

Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 25% of its assets this way. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest up to 15% of its net assets in restricted securities with limited marketability or in other illiquid securities.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

Vanguard typically invests a small portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock index funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund's transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

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 PLAIN TALK ABOUT DERIVATIVES

 Derivatives can take many forms. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value.

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Cash Management
The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies--for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments--in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF/ TM/ Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

.. Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund's operation or performance or because of a history of frequent trading by the investor.

.. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the participant exchanged out of that fund account.

.. Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.


Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.


Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for small growth funds was approximately 119%, as reported by Morningstar, Inc., on October 31, 2007.

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 PLAIN TALK ABOUT TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

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The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $1.2 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

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 PLAIN TALK ABOUT VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.

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Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund's assets, subject to the supervision and oversight of Vanguard and the Fund's board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.


.. Granahan Investment Management, Inc., 275 Wyman Street, Waltham, MA 02451, is an investment advisory firm founded in 1985. As of October 31, 2007, Granahan managed approximately $4.2 billion in assets.


.. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; is a Massachusetts limited liability partnership. Wellington Management is an investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2007, Wellington Management had investment management authority with respect to approximately $617 billion in assets.

.. AXA Rosenberg Investment Management LLC, 4 Orinda Way, Building E, Orinda, CA 94563, is an investment advisory firm founded in 1985. As of October 31, 2007, AXA Rosenberg managed approximately $145 billion in assets.

.. Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807, is an investment advisory firm founded in 1996. As of October 31, 2007, Kalmar, together with its parent company, Kalmar Investments Inc., founded in 1982, managed approximately $3 billion in small-cap and small-/mid-cap assets.

.. Chartwell Investment Partners, L.P., 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, is an investment advisory firm founded in 1997. As of October 31, 2007, Chartwell managed approximately $6.2 billion in assets.

.. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2007, Vanguard served as advisor for approximately $1 trillion in assets.


The Fund pays five of its investment advisors--Granahan, Wellington Management, AXA Rosenberg, Kalmar, and Chartwell--on a quarterly basis. Each advisor receives a base fee based on certain annual percentage rates applied to average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee paid to each advisor may be increased or decreased based on the advisor's performance compared with that of a benchmark index. For these purposes, the cumulative total return of each advisor's portion of the Fund is compared with that of the Russell 2500 Growth Index over a trailing 36-month period.

Vanguard's performance is also evaluated against the Russell 2500 Growth Index. Vanguard provides services to the Fund on an at-cost basis.

For the fiscal year ended October 31, 2007, the advisory fees and expenses represented an effective annual rate of 0.17% of the Fund's average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangements, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Joel M. Dickson, Ph.D., is head of Active Quantitative Equity Management and Principal of Vanguard. He has direct oversight responsibility for all active quantitative equity portfolios managed by Vanguard's Quantitative Equity Group. He has been with Vanguard since 1996 and has managed investment portfolios since 2003. He received his A.B. in Economics from Washington University in St. Louis and a Ph.D. in Economics from Stanford University.

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 PLAIN TALK ABOUT THE FUND'S PORTFOLIO MANAGERS

 The managers primarily responsible for the day-to-day management of the Fund are:

 John J. Granahan, CFA, Founder and President of Granahan. He has worked in investment management since 1960; has been with Granahan since 1985; and has managed a portion of the Fund since 1990. Education: B.A., St. Joseph's University; Graduate Fellow of Catholic University of America.

 Kenneth L. Abrams, Senior Vice President, and Equity Portfolio Manager at Wellington Management. He has worked in investment management with Wellington Management since 1986 and has managed a portion of the Fund since 1994.
 Education: B.A. and M.B.A., Stanford University.

William E. Ricks, Americas Chief Executive and Chief Investment Officer at AXA Rosenberg. He has worked in investment management with AXA Rosenberg since 1989; including trading, operations, portfolio engineering, and portfolio construction; and has managed a portion of the Fund since June 2007. Education:
B.S., University of New Orleans; Ph.D., University of California, Berkeley.

 Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has managed equity funds since 1984 and has co-managed a portion of the Fund since 1997.
 Education: B.S., State University of New York; M.B.A., University of Pennsylvania.

 John Heffern, Managing Partner at Chartwell. He has worked in investment management since 1988, has been with Chartwell since 2005, and has co-managed a portion of the Fund since 2006. Education: B.S. and M.B.A., University of North Carolina at Chapel Hill.

 Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has worked in investment management since 1967; founded Kalmar Investments Inc., the parent company of Kalmar, in 1982; and has managed a portion of the Fund since 2005. Education: B.A., Yale University; M.B.A., Columbia University.

 James D. Troyer, CFA, Principal of Vanguard. He has worked in investment management since 1979; has been with Vanguard since 1989; and has managed a portion of the Fund since 2006. Education: A.B., Occidental College..

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The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.

Dividends, Capital Gains, and Taxes

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

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 PLAIN TALK ABOUT DISTRIBUTIONS

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.

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Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.


Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

Financial Highlights

The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access a report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.

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 PLAIN TALK ABOUT HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Fund's Investor Shares as an example. The Investor Shares began fiscal year 2007 with a net asset value (price) of $80.26 per share. During the year, each Investor Share earned $0.362 from investment income (interest and dividends) and $11.052 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.32 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $83.93, reflecting earnings of $11.414 per share and distributions of $7.744 per share. This was an increase of $3.67 per share (from $80.26 at the beginning of the year to $83.93 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 15.31% for the year.

 As of October 31, 2007, the Investor Shares had approximately $8.94 billion in net assets. For the year, the expense ratio was 0.41% ($4.10 per $1,000 of net assets), and the net investment income amounted to 0.44% of average net assets. The Fund sold and replaced securities valued at 90% of its net assets.

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Explorer Fund Investor Shares
                                                                                                 Year Ended October 31,
                                               ------------------------------------------------------------------------
                                                       2007           2006           2005           2004           2003
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Net Asset Value, Beginning of Period                 $80.26         $76.67         $67.01         $63.17         $44.60
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Investment Operations
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                           .362           .302           .111          (.05)         (.012)
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Net Realized and Unrealized Gain (Loss)
on Investments                                       11.052          9.724          9.622           3.89         18.587
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Total from Investment Operations                     11.414         10.026          9.733           3.84         18.575
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Distributions
-----------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income                 (.320)         (.230)             --             --         (.005)
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Distributions from Realized Capital Gains           (7.424)        (6.206)          (.073)            --             --
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (7.744)        (6.436)          (.073)            --         (.005)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $83.93         $80.26          $76.67        $67.01         $63.17
-----------------------------------------------------------------------------------------------------------------------

Total Return(1)                                      15.31%         13.59%          14.53%         6.08%         41.65%
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)                 $8,937         $8,517         $7,836         $7,302         $5,662
-----------------------------------------------------------------------------------------------------------------------

Ratio of Total Expenses to Average Net Assets(2)      0.41%          0.46%           0.51%         0.57%          0.72%
-----------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average
Net Assets                                            0.44%          0.36%           0.16%        (0.11%)       (0.08%)
-----------------------------------------------------------------------------------------------------------------------
Turnover Rate                                           90%            96%             80%            82%           77%
-----------------------------------------------------------------------------------------------------------------------

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%),
(0.01%), 0.02%, and 0.07%.




Investing With Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

.. If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 800-523-1188.

.. If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

.. Be sure to carefully read each topic that pertains to your transactions with Vanguard.

.. Vanguard reserves the right to change these policies without prior notice to shareholders.


Investment Options and Allocations
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.


Transactions
Contribution, exchange, or redemption requests must be in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

In all cases, your transaction will be based on the Fund's next-determined NAV after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) you will receive that day's NAV. This is known as your trade date.


Exchanges
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds), the following policy applies, regardless of the dollar amount:

.. You must wait 60 days before exchanging back into the fund. The 60-day clock restarts after every exchange out of the fund.

The policy does not apply to the following:

.. Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax or wire are not mail requests and remain subject to the policy.)

.. Purchases of shares with participant payroll or employer contributions or loan repayments.

.. Purchases of shares with reinvested dividend or capital gains distributions.

.. Distributions, loans, and in-service withdrawals from a plan.

.. Redemptions of shares as part of a plan termination or at the direction of the plan.

.. Redemptions of shares to pay fund or account fees.

.. Share or asset transfers or rollovers.

.. Re-registrations of shares within the same fund.

.. Conversions of shares from one share class to another in the same fund.

.. Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

Before making an exchange to or from another fund available in your plan, consider the following:

.. Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

.. Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 800-523-1188 for a copy.

.. Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.


Plans for which Vanguard does not serve as recordkeeper: If Vanguard does not serve as recordkeeper for your plan, your plan's recordkeeper will establish accounts in Vanguard funds. In such accounts, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor participants' trading activity in the Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries that establish accounts in the Vanguard funds will be asked to assess purchase and redemption fees on participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If a firm other than Vanguard serves as recordkeeper for your plan, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

Accessing Fund Information by Computer


Vanguard on the World Wide Web WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.


































Vanguard, Connect with Vanguard, Plain Talk, Explorer, Vanguard ETF, and the ship logo are trademarks of The Vanguard Group, Inc. CFA/(R)/ is a trademark owned by CFA Institute. All other marks are the exclusive property of their respective owners.

Glossary of Investment Terms


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Country Risk. The chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries.


Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Growth Fund. A mutual fund that emphasizes stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.


Investment Advisor. An organization that is responsible for making the day-to-day decisions regarding a fund's investments.



Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.



Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Value Fund. A mutual fund that emphasizes stocks whose prices typically are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                   [SHIP] VANGUARD/(R)/
                                                   Institutional Division
                                                   P.O. Box 2900
                                                   Valley Forge, PA 19482-2900




CONNECT WITH VANGUARD/(R)/ > www.vanguard.com


For More Information
If you would like more information about Vanguard Explorer Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Participant Access Center
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 800-523-1188
Text telephone for people with hearing impairment: 800-749-7273


Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-1530




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.


I024 042008

Vanguard/(R)/ Explorer(TM) Fund


>  Prospectus




Admiral(TM) Shares for Participants



April 29, 2008








This prospectus contains financial data for the Fund through the fiscal year ended October 31, 2007.



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


Fund Profile              1       Financial Highlights                      18
-------------------------------------------------------------------------------
More on the Fund          5       Investing With Vanguard                   21
-------------------------------------------------------------------------------
 The Fund and Vanguard   13       Accessing Fund Information by Computer    24
-------------------------------------------------------------------------------
 Investment Advisors     14       Glossary of Investment Terms              25
-------------------------------------------------------------------------------
 Dividends, Capital
 Gains, and Taxes        17
-------------------------------------------------------------------------------
 Share Price             17
-------------------------------------------------------------------------------





Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund's Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 800-662-7447.


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency.

Fund Profile


Investment Objective
The Fund seeks to provide long-term capital appreciation.


Primary Investment Strategies

The Fund invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Fund's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Fund uses multiple investment advisors. For additional information on the Fund's investment strategies, please see More on the Fund.



Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

.. Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

.. Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Return--Admiral Shares
------------------------------------------------------------

                   BAR CHART RANGE: -40% to 60%

                       2002           -24.50
                       2003            44.45
                       2004            13.92
                       2005             9.46
                       2006             9.88
                       2007             5.26

------------------------------------------------------------




During the periods shown in the bar chart, the highest return for a calendar quarter was 22.44% (quarter ended June 30, 2003), and the lowest return for a quarter was -18.45% (quarter ended September 30, 2002).

Average Annual Total Returns for Periods Ended December 31, 2007
                                                                         Since Inception/1/
                                     1 Year               5 Years
Vanguard Explorer Fund                5.26%                15.81%                     9.70%
Admiral Shares
-------------------------------------------------------------------------------------------
Russell 2500 Growth
Index (reflects no deduction
for fees or expenses)                 9.69%                17.43%                     9.54%
-------------------------------------------------------------------------------------------

1 Since-inception returns are from November 12, 2001--the inception date of the Admiral
 Shares--through December 31, 2007.




Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2007, adjusted to account for a subsequent change to the Fund's advisory structure.

Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.20%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.03%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.23%
-------------------------------------------------------------------------




The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$24           $74           $130          $293
--------------------------------------------------------




This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

-------------------------------------------------------------------------------

 PLAIN TALK ABOUT FUND EXPENSES

 All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Explorer Fund Admiral Shares' expense ratio in fiscal year 2007 was 0.23%, or $2.30 per $1,000 of average net assets. The average small-cap growth fund had expenses in 2007 of 1.61%, or $16.10 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------

 PLAIN TALK ABOUT COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

-------------------------------------------------------------------------------

Additional Information
As of October 31, 2007
-------------------------------------------------------------------------------------------
Net Assets (all share classes)  $12.6 billion
-------------------------------------------------------------------------------------------
Investment Advisors             . AXA Rosenberg Investment Management LLC, Orinda, Calif.,
                                 since 2007


                                . Chartwell Investment Partners, L.P., Berwyn, Pa.,
                                 since 1997


                                . Granahan Investment Management, Inc., Waltham, Mass.,
                                 since 1990


                                . Kalmar Investment Advisers, Wilmington, Del., since 2005


                                . Wellington Management Company, LLP, Boston, Mass., since inception


                                . The Vanguard Group, Inc., Valley Forge, Pa., since 1997

-------------------------------------------------------------------------------------------
Dividends and Capital Gains     Distributed annually in December
-------------------------------------------------------------------------------------------
Inception Date                  Investor Shares--December 11, 1967
                                Admiral Shares--November 12, 2001
-------------------------------------------------------------------------------------------
Newspaper Abbreviation          ExplrAdml
-------------------------------------------------------------------------------------------
Vanguard Fund Number            5024
-------------------------------------------------------------------------------------------
CUSIP Number                    921926200
-------------------------------------------------------------------------------------------
Ticker Symbol                   VEXRX
-------------------------------------------------------------------------------------------




More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

Market Exposure

The Fund focuses on companies that are considered small-cap by the Fund's advisors.

Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, and large-cap. It's important to understand that, for both companies and stock funds, market-capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisors. The asset-weighted median market capitalization of the Fund as of October 31, 2007, was $2.9 billion.

Small-cap stocks tend to have greater volatility than large-cap stocks because, among other things, smaller companies often have fewer customers, financial resources, and products than larger firms. Such characteristics can make small-cap companies more sensitive to changing economic conditions. In addition, these companies typically provide little or no dividend income.

[FLAG] The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


U.S. Stock Market Returns
(1926-2007)
                     1 Year     5 Years   10 Years     20 Years
---------------------------------------------------------------
Best                  54.2%       28.6%      19.9%        17.8%
---------------------------------------------------------------
Worst                -43.1       -12.4       -0.8           3.1
---------------------------------------------------------------
Average               12.2        10.4       11.1          11.4
---------------------------------------------------------------



The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2007. You can see, for example, that although the average return on common stocks for all of the 5-year periods was 10.4%, average returns for individual
 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Fund in particular.

Keep in mind that the Fund focuses on the stocks of smaller companies. Historically, small-cap stocks have been more volatile than--and at times have performed quite differently from--the large-cap stocks found in the S&P 500 Index. This volatility is due to several factors, including less-certain growth and dividend prospects for smaller companies.



[FLAG] The Fund is subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

--------------------------------------------------------------------------------

 PLAIN TALK ABOUT GROWTH FUNDS AND VALUE FUNDS

 Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

--------------------------------------------------------------------------------



Security Selection
The Fund uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Fund.

These advisors employ active investment management methods, which means that securities are bought and sold according to the advisors' evaluations of companies and their financial prospects, the prices of the securities, and the stock market and the economy in general. Each advisor will sell a security when it is no longer as attractive as an alternative investment.

Each advisor uses a different process to select securities for its portion of the Fund's assets; however, each is committed to buying stocks of small companies that, in the advisor's opinion, have strong growth potential.


Granahan Investment Management, Inc. (Granahan), which manages approximately 22% of the Fund's assets, groups securities into three categories as part of its selection process. The first category, "core growth," emphasizes companies that have a well-known or established product or service and, as a result, have a proven record of growth and a strong market position. The second category, "pioneers," is made up of companies that offer unique products or services, technologies that may lead to new products, or expansion into new markets. Granahan judges "pioneer" stocks based on their estimated growth potential compared with market value. The third category, "special situation," includes companies that lack a record of strong growth but that, in Granahan's view, are both undervalued in the market and likely to grow in the next few years. "Core growth" stocks generally make up 35% to 70% of the advisor's share of Fund assets, with the other two categories generally at 10% to 35% each.

Wellington Management Company, LLP (Wellington Management), which manages approximately 14% of the Fund's assets, uses research and analysis of individual companies to select stocks that the advisor feels have exceptional growth potential relative to their valuations in the marketplace. Wellington Management considers each stock individually before purchase, and continually monitors developments at these companies for comparison with the advisor's expectations for growth. To help limit risk, the portfolio is broadly diversified both by number of stocks and by exposure to a range of industries.

Kalmar Investment Advisers (Kalmar), which manages approximately 14% of the Fund's assets, is a research-driven investment firm that is entirely focused on the management of "growth-with-value" smaller-cap equity portfolios. Kalmar believes that there is a high-reward and low-risk anomaly offered by the equity market in the stocks of solid, well-managed, rapidly growing smaller companies that are not fully on the radar screen of most institutional growth managers. Through independent fundamental research, Kalmar attempts to discover such companies, buy them at undervalued levels, and own them for the longer term. Kalmar searches for companies that it believes have the following characteristics: strong products, strong balance sheets, attractive financial returns, conservative accounting, and superior management with the ability to deliver positive results.

AXA Rosenberg Investment Management LLC (AXA Rosenberg), which manages approximately 13% of the Fund's assets, constructs a portfolio of common stocks based on fundamental analysis using a two-part quantitative model: a valuation model and an earnings forecast model. The valuation model seeks to identify the fair value of a stock using a sum-of-the-parts technique. The sum of a company's parts is then compared to the current stock price to determine whether the stock appears to be under- or over-valued by the market. The earnings forecast model seeks to identify companies that are expected to have superior earnings over the next year. A mix of fundamental indicators (e.g., profitability measures) and indicators from market participants (e.g., analyst forecasts) is combined to generate a forecast of next year's earnings for a company. The output of the two models is combined to form a single predicted return for each company that AXA Rosenberg covers. The predicted returns are fed into a risk model that maximizes the portfolio's expected return while minimizing common factor differences versus the benchmark index. Each stock is compared with its next-best alternative, taking into account round-trip trading costs. AXA Rosenberg optimizes its portfolio against the Russell 2500 Growth Index, the benchmark for the Fund.

Chartwell Investment Partners, L.P. (Chartwell), which manages approximately 9% of the Fund's assets, uses a research-driven process to choose stocks judged to have exceptional growth potential and reasonable prices. After considering each stock individually before purchase, Chartwell constantly monitors the characteristics of its holdings as a group by using computerized techniques.

The Vanguard Group, Inc. (Vanguard), which manages approximately 24% of the Fund's assets, constructs a broadly diversified portfolio of small-cap domestic growth stocks based on its assessment of the relative return potential of the underlying securities. The advisor selects securities that it believes offer a good balance between reasonable valuations and attractive earnings growth prospects relative to their small-cap domestic growth peers. Vanguard implements its stock selection process through the use of proprietary software programs that compare thousands of securities at a time.

In addition, Vanguard manages approximately 4% of the Fund's assets, by investing in stock index futures and/or shares of exchange-traded funds. For more details, see Other Investment Policies and Risks.




[FLAG] The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


The Fund is generally managed without regard to tax ramifications.

Other Investment Policies and Risks
Besides investing in common stocks of growth companies, the Fund may make other kinds of investments to achieve its objective.

Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 25% of its assets this way. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

The Fund may invest up to 15% of its net assets in restricted securities with limited marketability or in other illiquid securities.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities can use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

Vanguard typically invests a small portion of the Fund's assets in stock index futures and/or shares of exchange-traded funds (ETFs), including ETF Shares issued by Vanguard stock index funds. Stock index futures and ETFs provide returns similar to those of common stocks. Vanguard may purchase futures or ETFs when doing so will reduce the Fund's transaction costs or add value because the instruments are favorably priced. Vanguard receives no additional revenue from investing Fund assets in ETF Shares of other Vanguard funds. Fund assets invested in ETF Shares are excluded when allocating to the Fund its share of the costs of Vanguard operations.

-------------------------------------------------------------------------------

 PLAIN TALK ABOUT DERIVATIVES

 Derivatives can take many forms. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value.

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Cash Management
The Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when doing so is believed to be in the Fund's best interest, so long as the alternative is consistent with the Fund's investment objective. For instance, the Fund may invest beyond the normal limits in derivatives or ETFs that are consistent with the Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.

In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies--for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments--in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF/ TM/ Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

.. Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may negatively affect a fund's operation or performance or because of a history of frequent trading by the investor.

.. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, a participant from exchanging into a fund account for 60 calendar days after the participant exchanged out of that fund account.

.. Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.


Each fund (other than money market funds), in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.


Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. The average turnover rate for small growth funds was approximately 119%, as reported by Morningstar, Inc., on October 31, 2007.

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 PLAIN TALK ABOUT TURNOVER RATE

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

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The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $1.2 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

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 PLAIN TALK ABOUT VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.

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Investment Advisors

The Fund uses a multimanager approach. Each advisor independently manages its assigned portion of the Fund's assets, subject to the supervision and oversight of Vanguard and the Fund's board of trustees. The board of trustees designates the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.


.. Granahan Investment Management, Inc., 275 Wyman Street, Waltham, MA 02451, is an investment advisory firm founded in 1985. As of October 31, 2007, Granahan managed approximately $4.2 billion in assets.


.. Wellington Management Company, LLP, 75 State Street, Boston, MA 02109; is a Massachusetts limited liability partnership. Wellington Management is an investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of October 31, 2007, Wellington Management had investment management authority with respect to approximately $617 billion in assets.

.. AXA Rosenberg Investment Management LLC, 4 Orinda Way, Building E, Orinda, CA 94563, is an investment advisory firm founded in 1985. As of October 31, 2007, AXA Rosenberg managed approximately $145 billion in assets.

.. Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807, is an investment advisory firm founded in 1996. As of October 31, 2007, Kalmar, together with its parent company, Kalmar Investments Inc., founded in 1982, managed approximately $3 billion in small-cap and small-/mid-cap assets.

.. Chartwell Investment Partners, L.P., 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, is an investment advisory firm founded in 1997. As of October 31, 2007, Chartwell managed approximately $6.2 billion in assets.

.. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2007, Vanguard served as advisor for approximately $1 trillion in assets.


The Fund pays five of its investment advisors--Granahan, Wellington Management, AXA Rosenberg, Kalmar, and Chartwell--on a quarterly basis. Each advisor receives a base fee based on certain annual percentage rates applied to average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee paid to each advisor may be increased or decreased based on the advisor's performance compared with that of a benchmark index. For these purposes, the cumulative total return of each advisor's portion of the Fund is compared with that of the Russell 2500 Growth Index over a trailing 36-month period.

Vanguard's performance is also evaluated against the Russell 2500 Growth Index. Vanguard provides services to the Fund on an at-cost basis.

For the fiscal year ended October 31, 2007, the advisory fees and expenses represented an effective annual rate of 0.17% of the Fund's average net assets before a performance-based decrease of 0.04%.

Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

For a discussion of why the board of trustees approved the Fund's investment advisory arrangements, see the most recent semiannual report to shareholders covering the fiscal period ended April 30.

George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Joel M. Dickson, Ph.D., is head of Active Quantitative Equity Management and Principal of Vanguard. He has direct oversight responsibility for all active quantitative equity portfolios managed by Vanguard's Quantitative Equity Group. He has been with Vanguard since 1996 and has managed investment portfolios since 2003. He received his A.B. in Economics from Washington University in St. Louis and a Ph.D. in Economics from Stanford University.

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 PLAIN TALK ABOUT THE FUND'S PORTFOLIO MANAGERS

 The managers primarily responsible for the day-to-day management of the Fund are:

 John J. Granahan, CFA, Founder and President of Granahan. He has worked in investment management since 1960; has been with Granahan since 1985; and has managed a portion of the Fund since 1990. Education: B.A., St. Joseph's University; Graduate Fellow of Catholic University of America.

 Kenneth L. Abrams, Senior Vice President, and Equity Portfolio Manager at Wellington Management. He has worked in investment management with Wellington Management since 1986 and has managed a portion of the Fund since 1994.
 Education: B.A. and M.B.A., Stanford University.

William E. Ricks, Americas Chief Executive and Chief Investment Officer at AXA Rosenberg. He has worked in investment management with AXA Rosenberg since 1989; including trading, operations, portfolio engineering, and portfolio construction; and has managed a portion of the Fund since June 2007. Education:
B.S., University of New Orleans; Ph.D., University of California, Berkeley.

 Edward N. Antoian, CFA, CPA, Managing Partner at Chartwell. He has managed equity funds since 1984 and has co-managed a portion of the Fund since 1997.
 Education: B.S., State University of New York; M.B.A., University of Pennsylvania.

 John Heffern, Managing Partner at Chartwell. He has worked in investment management since 1988, has been with Chartwell since 2005, and has co-managed a portion of the Fund since 2006. Education: B.S. and M.B.A., University of North Carolina at Chapel Hill.

 Ford B. Draper, Jr., President, Chief Investment Officer, and Founder of Kalmar. He has worked in investment management since 1967; founded Kalmar Investments Inc., the parent company of Kalmar, in 1982; and has managed a portion of the Fund since 2005. Education: B.A., Yale University; M.B.A., Columbia University.

 James D. Troyer, CFA, Principal of Vanguard. He has worked in investment management since 1979; has been with Vanguard since 1989; and has managed a portion of the Fund since 2006. Education: A.B., Occidental College.

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The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.

Dividends, Capital Gains, and Taxes

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Distributions generally occur annually in December.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.


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 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.

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Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.



Financial Highlights

The following financial highlights table is intended to help you understand the Admiral Shares' financial performance for the periods shown, and certain information reflects financial results for a single Admiral Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. To receive a free copy of the latest annual or semiannual report, you may access the report online at www.vanguard.com, or you may contact Vanguard by telephone or by mail.

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 Plain Talk About How to Read the Financial Highlights Table

 The Admiral Shares began fiscal year 2007 with a net asset value (price) of $74.82 per share. During the year, each Admiral Share earned $0.478 from investment income (interest and dividends) and $10.299 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

 Shareholders received $0.437 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

 The share price at the end of the year was $78.25, reflecting earnings of $10.777 per share and distributions of $7.347 per share. This was an increase of $3.43 per share (from $74.82 at the beginning of the year to $78.25 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 15.53% for the year.

 As of October 31, 2007, the Admiral Shares had approximately $3.65 billion in net assets. For the year, the expense ratio was 0.23% ($2.30 per $1,000 of net assets), and the net investment income amounted to 0.62% of average net assets. The Fund sold and replaced securities valued at 90% of its net assets.

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Explorer Fund Admiral Shares
                                                                                               Year Ended October 31,
                                                   ------------------------------------------------------------------
                                                      2007           2006           2005           2004          2003
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Net Asset Value, Beginning of Period                $74.82         $71.47         $62.37         $58.71        $41.43
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Investment Operations
---------------------------------------------------------------------------------------------------------------------
Net Investment Income                                 .478           .422           .215            .04          .064
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Net Realized and Unrealized Gain (Loss)             10.299          9.050          8.953           3.62        17.259
on Investments
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Total from Investment Operations                    10.777          9.472          9.168           3.66        17.323
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Distributions
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Dividends from Net Investment Income                (.437)         (.346)             --             --        (.043)
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Distributions from Realized Capital Gains          (6.910)        (5.776)         (.068)          --               --
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Total Distributions                                (7.347)        (6.122)         (.068)          --           (.043)
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Net Asset Value, End of Period                      $78.25         $74.82         $71.47         $62.37        $58.71
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Total Return                                        15.53%         13.79%         14.70%          6.23%         41.85
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Ratios/Supplemental Data
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Net Assets, End of Period (Millions)                $3,652         $3,264         $2,402         $1,161          $721
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Ratio of Total Expenses to Average Net Assets/1/     0.23%          0.28%          0.34%          0.43%         0.57%
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Ratio of Net Investment Income to Average
Net Assets                                           0.62%          0.54%          0.33%          0.04%         0.05%
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Turnover Rate                                          90%            96%            80%            82%           77%
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1 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), (0.01%), 0.02%, and 0.07%.


Investing With Vanguard

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

.. If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 800-523-1188.

.. If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

.. Be sure to carefully read each topic that pertains to your transactions with Vanguard.

.. Vanguard reserves the right to change these policies without prior notice to shareholders.


Investment Options and Allocations
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.


Transactions
Contribution, exchange, or redemption requests must be in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

In all cases, your transaction will be based on the Fund's next-determined NAV after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) you will receive that day's NAV. This is known as your trade date.


Exchanges
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds), the following policy applies, regardless of the dollar amount:

.. You must wait 60 days before exchanging back into the fund. The 60-day clock restarts after every exchange out of the fund.


The policy does not apply to the following:

.. Exchange requests submitted by mail to Vanguard. (Exchange requests submitted by fax or wire are not mail requests and remain subject to the policy.)


.. Purchases of shares with participant payroll or employer contributions or loan payments.

.. Purchases of shares with reinvested dividend or capital gains distributions.

.. Distributions, loans, and in-service withdrawals from a plan.

.. Redemptions of shares as part of a plan termination or at the direction of the plan.

.. Redemptions of shares to pay fund or account fees.

.. Share or asset transfers or rollovers.

.. Re-registrations of shares within the same fund.

.. Conversions of shares from one share class to another in the same fund.

.. Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

Before making an exchange to or from another fund available in your plan, consider the following:

.. Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

.. Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 800-523-1188 for a copy.

.. Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.


Plans for which Vanguard does not serve as recordkeeper: If Vanguard does not serve as recordkeeper for your plan, your plan's recordkeeper will establish accounts in Vanguard funds. In such accounts, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor participants' trading activity in the Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries that establish accounts in the Vanguard funds will be asked to assess purchase and redemption fees on participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If a firm other than Vanguard serves as recordkeeper for your plan, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

Accessing Fund Information by Computer


Vanguard on the World Wide Web WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.


































Vanguard, Connect with Vanguard, Plain Talk, Admiral, Explorer, Vanguard ETF, and the ship logo are trademarks of The Vanguard Group, Inc. CFA/(R)/ is a trademark owned by CFA Institute. All other marks are the exclusive property of their respective owners.

Glossary of Investment Terms


Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.


Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


Country Risk. The chance that world events--such as political upheaval, financial troubles, or natural disasters--will adversely affect the value of securities issued by companies in foreign countries.


Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.


Growth Fund. A mutual fund that emphasizes stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.


Investment Advisor. An organization that is responsible for making the day-to-day decisions regarding a fund's investments.


Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Value Fund. A mutual fund that emphasizes stocks whose prices typically are below average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.Yield.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                 [SHIP] VANGUARD/(R)/
                                                 Institutional Division
                                                 P.O. Box 2900
                                                 Valley Forge, PA 19482-2900


CONNECT WITH VANGUARD/(R)/ > www.vanguard.com



For More Information
If you would like more information about Vanguard Explorer Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Participant Access Center
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 800-523-1188
Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-1530


(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.


I524 042008